FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/01

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	10/19/01

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         78 data records

Form 13F Information Table Value Total:         88,603 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104       58    15550 SH       SOLE                     1450             14100
AOL Time Warner                COM              00184A105     2029    61287 SH       SOLE                    10375             50912
AT & T Corp.                   COM              001957109      721    37367 SH       SOLE                     3000             34367
AT & T Wireless Services       COM              00209A106      314    21000 SH       SOLE                     1667             19333
Abbott Laboratories            COM              002824100     1035    19959 SH       SOLE                     3400             16559
Allstate                       COM              020002101      932    24962 SH       SOLE                     1462             23500
American Express Co.           COM              025816109      356    12260 SH       SOLE                      300             11960
American Home Products         COM              026609107     5594    96027 SH       SOLE                    10900             85127
American Power Conversion      COM              029066107      498    42600 SH       SOLE                    11700             30900
Amgen                          COM              031162100     2934    49923 SH       SOLE                     6150             43773
Amphenol Corp. A               COM              032095101      603    17350 SH       SOLE                     1350             16000
Apogent Technologies           COM              03760A101      531    22200 SH       SOLE                     2300             19900
Ariba Inc.                     COM              04033V104       76    40965 SH       SOLE                     8550             32415
Avanex                         COM              05348W109      116    39150 SH       SOLE                     3050             36100
Bank One Corp                  COM              06423A103      208     6600 SH       SOLE                     1000              5600
Bellsouth Corp.                COM              079860102      285     6870 SH       SOLE                                       6870
Biogen Inc.                    COM              090597105      397     7150 SH       SOLE                      500              6650
Boston Scientific Corp.        COM              101137107      977    47650 SH       SOLE                     2500             45150
Bristol-Myers Squibb Co.       COM              110122108     2001    36022 SH       SOLE                     3850             32172
Cardinal Health                COM              14149Y108      314     4250 SH       SOLE                                       4250
Cisco Systems, Inc.            COM              17275R102      385    31589 SH       SOLE                     6800             24789
Citigroup, Inc.                COM              172967101     2795    69013 SH       SOLE                     6478             62535
Comerica, Inc.                 COM              200340107      291     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109      304    11800 SH       SOLE                      400             11400
Compuware Corp.                COM              205638109      740    88800 SH       SOLE                     9800             79000
Corning Inc.                   COM              219350105      445    50410 SH       SOLE                     6400             44010
Deutsche Telekom AG            COM              251566105      235    15150 SH       SOLE                     3200             11950
Elan Corp  plc ADR             COM              284131208     6782   139975 SH       SOLE                    16400            123575
Electronic Data Systems Corp.  COM              285661104      305     5300 SH       SOLE                                       5300
Emerson Electric Co.           COM              291011104     2488    52875 SH       SOLE                     4700             48175
Enterasys Networks, Inc.       COM              293637104       79    12175 SH       SOLE                     1000             11175
Exxon Mobil Corp.              COM              30231G102      358     9094 SH       SOLE                                       9094
Fannie Mae                     COM              313586109     4651    58100 SH       SOLE                     7650             50450
Fiserv Inc.                    COM              337738108      313     9149 SH       SOLE                                       9149
General Electric               COM              369604103     1642    44140 SH       SOLE                     5100             39040
General Motors Cl. H           COM              370442832     1975   148125 SH       SOLE                    21425            126700
Global Crossing Ltd.           COM              G3921A100      269   149195 SH       SOLE                    26750            122445
Hewlett-Packard                COM              428236103      859    53513 SH       SOLE                     4360             49153
Hospitality Properties Trust   COM              44106M102     1070    44450 SH       SOLE                     2600             41850
IBM Corp.                      COM              459200101     4906    53485 SH       SOLE                     4960             48525
IHOP Corporation               COM              449623107      595    22700 SH       SOLE                     2900             19800
JDS Uniphase Corporation       COM              46612J101      361    57050 SH       SOLE                    10400             46650
Jefferson-Pilot Corp.          COM              475070108     3003    67511 SH       SOLE                     7350             60161
Johnson & Johnson              COM              478160104     3238    58440 SH       SOLE                     6300             52140
Kimberly-Clark Corp.           COM              494368103      329     5300 SH       SOLE                      500              4800
Liberty Media Corp - A         COM              001957208      217    17080 SH       SOLE                     1300             15780
Lucent Technologies Inc.       COM              549463107      145    25329 SH       SOLE                     3350             21979
Masco Corp.                    COM              574599106      326    15950 SH       SOLE                      800             15150
Merck & Co., Inc.              COM              589331107     3925    58935 SH       SOLE                     6900             52035
Micron Technology              COM              595112103      293    15550 SH       SOLE                     2600             12950
Microsoft Corp.                COM              594918104     3830    74850 SH       SOLE                     9150             65700
Motorola, Inc                  COM              620076109      794    50877 SH       SOLE                     5330             45547
Nokia Corp. ADR 'A'            COM              654902204      344    21960 SH       SOLE                     1000             20960
Nortel Networks Corp.          COM              656568102      253    45089 SH       SOLE                    12507             32582
Novell, Inc.                   COM              670006105       66    17984 SH       SOLE                     1202             16782
Oracle Corp.                   COM              68389X105      341    27100 SH       SOLE                      400             26700
Palm, Inc.                     COM              696642107       43    29224 SH       SOLE                     2149             27075
Pfizer, Inc.                   COM              717081103     3319    82770 SH       SOLE                      489             82281
Pitney Bowes                   COM              724479100     1181    30925 SH       SOLE                      400             30525
Popular Inc.                   COM              733174106      547    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      699     9600 SH       SOLE                      700              8900
Qwest Communications Int'l Inc COM              749121109     1664    99668 SH       SOLE                    12510             87158
SAP Aktiengesellschaft ADR     COM              803054204      892    34425 SH       SOLE                     6025             28400
SBC Communications Inc.        COM              78387G103      419     8888 SH       SOLE                                       8888
Schering-Plough                COM              806605101     1844    49700 SH       SOLE                     3250             46450
Schlumberger Ltd.              COM              806857108      230     5040 SH       SOLE                      190              4850
Solectron Corp.                COM              834182107     1220   104750 SH       SOLE                    14450             90300
Sprint Corp. (FON Group)       COM              852061100      705    29358 SH       SOLE                     9150             20208
State Street Corp              COM              857477103      273     6000 SH       SOLE                                       6000
Stryker Corp.                  COM              863667101      466     8800 SH       SOLE                                       8800
Sun Microsystems Inc.          COM              866810104      690    83470 SH       SOLE                    10500             72970
Sybron Dental Specialties      COM              871142105      425    22833 SH       SOLE                     1465             21368
Synopsys, Inc.                 COM              871607107      750    18700 SH       SOLE                     1100             17600
Textron, Inc.                  COM              883203101      361    10750 SH       SOLE                     3550              7200
Tyco Int'l                     COM              902124106      378     8300 SH       SOLE                     1900              6400
Verizon Communications         COM              92343V104     1244    22983 SH       SOLE                     1100             21883
Viacom Class B                 COM              925524308      583    16911 SH       SOLE                     5462             11449
WorldCom Group                 COM              98157D106     1743   115872 SH       SOLE                    16050             99822